ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
ORDINARY SHARES
ORDINARY SHARES

13.ORDINARY SHARES

On February 10, 2020, all of the issued and outstanding 100,080,000 ordinary shares of the Company were re-designated as Class B ordinary shares, which were held by TECHWOLF LIMITED. TECHWOLF LIMITED was controlled by Mr. Peng Zhao, Founder, Chairman and CEO of the Group, and therefore Mr. Peng Zhao was deemed to beneficially own all of the Company’s issued Class B ordinary shares.

On August 21, 2020, the Company issued a total of 4,122,853 Class A ordinary shares to Coatue PE Asia 26 LLC with a total consideration of US$11,431. Meanwhile, TECHWOLF LIMITED sold a total of 3,752,934 Class B ordinary shares to Image Frame Investment (HK) Limited, and immediately after the completion of the transfer, the Company re-designated these shares into Class A ordinary shares.

On September 19, 2020, the Company issued 3,657,853 Class A ordinary shares to TWL Fellows Holding Limited for nominal consideration. TWL Fellows Holding Limited, a consolidated VIE of the Company incorporated on January 14, 2020 in the British Virgin Islands, was established as an employee shareholding vehicle (a “Trust”) for the purpose of implementing the Company’s share award plan. Therefore, the Company’s ordinary shares issued to TWL Fellows Holding Limited were presented as treasury shares in the consolidated financial statements. Other than holding the Company’s ordinary shares, the Trust does not have any assets.

On November 27, 2020, the Company issued and granted 24,780,971 Class B ordinary shares to TECHWOLF LIMITED (Note 15).

On March 12, 2021, TECHWOLF LIMITED transferred a total of 1,965,361 and 1,876,467 Class B ordinary shares to two new external investors, respectively, and those shares were automatically converted into Class A ordinary shares upon the closing of share transfer between the shareholders.

In March 2021, the Company repurchased a total of 1,181,339 Class B ordinary shares from TECHWOLF LIMITED at a price of US$5.33 per share. Immediately after the repurchase, those Class B ordinary shares were cancelled. The difference between the purchase price and the fair value of Class B ordinary shares was recorded as additional paid-in capital in the consolidated financial statements.

In June 2021, the Company completed its US IPO and 110,400,000 Class A ordinary shares were issued with total net proceeds of RMB6,406,872. Upon the completion of the US IPO, all of the preferred shares were automatically converted to 551,352,134 Class A ordinary shares.

In June 2021, the Company issued and granted 24,745,531 Class B ordinary shares to TECHWOLF LIMITED (Note 15).

In March 2022, the Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$150 million of its American depositary shares (“ADSs”) over the following 12 months. Under this share repurchase program, during the year ended December 31, 2022, the Company repurchased a total of 8,822,549 ADSs (representing a total of 17,645,098 Class A ordinary shares) for approximately US$131.2 million (RMB918.9 million) on the open market. The repurchased ordinary shares were accounted for using the cost method and recorded as treasury shares as a component of the shareholders’ equity.

13.ORDINARY SHARES (CONTINUED)

In December 2022, the Company successfully listed, by way of introduction, its Class A ordinary shares on the Main Board of The Stock Exchange of Hong Kong Limited (the “HK Listing”).

As of December 31, 2022, 749,323,103 Class A ordinary shares were issued, out of which 724,582,975 outstanding, and 140,830,401 Class B ordinary shares were issued and outstanding. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes on resolutions except for that with respect to certain reserved matters.